Lease (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Schedule of Supplemental balance sheet information related to operating leases
December 31, 2019
Right-of-use assets	$505,630

Operating lease liabilities - current	$177,903
Operating lease liabilities - non-current	301,012
Total operating lease liabilities	$478,915

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.39
Weighted average discount rate	7.42%

Schedule of maturities of lease liabilities
2020	$207,587
2021	224,688
2022	92,701
Total lease payments	524,976
Less: imputed interest	(46,061)
Present value of lease liabilities	$478,915